Document and Entity Information	12 Months Ended
Mar. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 18, 2013
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Mar. 18, 2013
Document Effective Date	Mar. 19, 2013
Prospectus Date	Mar. 19, 2013